Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (89,799)	$ (35,290)	$ (76,815)
Items that may be reclassified to profit and loss
Changes in the fair value of financial assets	(4)	324	31
Exchange differences on translation of foreign operations	(137)	(903)	316
Other comprehensive (loss)/income for the period, net of tax	(141)	(579)	347
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (89,940)	$ (35,869)	$ (76,468)